INCOME TAX - Deferred tax assets (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets / (liabilities)
Beginning Balance	$ 6,181,216	$ 9,625,994
(Charge)/Credit to Income	5,834,109	(3,444,778)
Ending Balance	12,015,325	6,181,216
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(2,837,272)	(2,869,705)
(Charge)/Credit to Income	63,842	32,433
Ending Balance	(2,773,430)	(2,837,272)
Retirement plan [member]
Deferred tax assets / (liabilities)
Beginning Balance		340,596
(Charge)/Credit to Income		(340,596)
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	2,945,323	6,403,000
(Charge)/Credit to Income	(994,337)	(3,457,677)
Ending Balance	1,950,986	2,945,323
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(7,770,156)	(3,462,205)
(Charge)/Credit to Income	5,174,798	(4,307,951)
Ending Balance	(2,595,358)	(7,770,156)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	(101,579)	(126,072)
(Charge)/Credit to Income		24,493
Ending Balance	(101,579)	(101,579)
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	7,678,038	660,569
(Charge)/Credit to Income	4,422,707	7,017,469
Ending Balance	12,100,745	7,678,038
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
Beginning Balance	3,839,317	7,418,431
(Charge)/Credit to Income	(1,020,424)	(3,579,114)
Ending Balance	2,818,893	3,839,317
Other provisions [member]
Deferred tax assets / (liabilities)
Beginning Balance	592,442	415,102
(Charge)/Credit to Income	(57,395)	177,340
Ending Balance	535,047	592,442
Other deferred tax assets and liabilities [member]
Deferred tax assets / (liabilities)
Beginning Balance	1,835,103	846,278
(Charge)/Credit to Income	(1,755,082)	988,825
Ending Balance	$ 80,021	$ 1,835,103